UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6266

        Nuveen Florida Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Investment Quality Municipal Fund (NQF)
	September 30, 2005
Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.0% (1.4% of Total Investments)

$5,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$5,184,850
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 5.7% (3.8% of Total Investments)
1,295	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	AAA	1,419,009
	University, Series 2004A, 5.250%, 4/01/16 - AMBAC Insured
2,000	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern	4/14 at 100.00	BBB	2,089,940
	University, Series 2004B, 5.625%, 4/01/34
3,000	Florida Board of Education, Lottery Revenue Bonds, Series 2002C, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	3,246,030
1,000	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.250%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	1,095,600
	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,
	Series 2004A:
2,290	5.000%, 4/01/19 - AMBAC Insured	4/14 at 100.00	AAA	2,435,850
3,305	5.000%, 4/01/22 - AMBAC Insured	4/14 at 100.00	AAA	3,483,966
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	8/11 at 101.00	AAA	598,069
	P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

	Healthcare - 21.4% (14.2% of Total Investments)
4,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/11 at 101.00	A+	4,988,976
	System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31
3,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/15 at 100.00	A+	3,070,470
	System, Series 2005B, 5.000%, 11/15/30 (WI, settling 10/18/05)
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	Baa1	1,040,050
2,330	5.250%, 10/01/34	10/13 at 100.00	Baa1	2,416,396
2,345	Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional Medical Center Project, Series 2002,	7/12 at 100.00	A	2,434,814
	5.375%, 7/01/22
3,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	3,139,440
	Children's Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured
6,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A-	6,409,560
	1/15/31
6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+	6,913,680
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30
3,695	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A	3,948,255
	Healthcare System, Series 2002, 5.750%, 12/01/27
	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH
	Corporation Obligated Group, Series 2001:
3,410	5.500%, 12/01/21	12/11 at 101.00	A	3,604,984
2,340	5.625%, 12/01/31	12/11 at 101.00	A	2,472,467
7,500	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	7,892,625
	2003, 5.500%, 11/15/33
5,375	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA-	5,757,808

	Housing/Multifamily - 1.5% (1.0% of Total Investments)
1,090	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald Palms	5/10 at 101.00	AAA	1,130,777
	Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
135	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%,	12/05 at 100.00	AA	135,618
	6/01/24
2,500	Florida Housing Finance Agency, Housing Revenue Bonds, Mariner Club Apartments, Series 1996K-1,	9/06 at 102.00	AAA	2,577,100
	6.375%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

	Housing/Single Family - 3.1% (2.0% of Total Investments)
4,445	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding Issue,	1/06 at 102.00	AA	4,547,368
	Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)
870	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding Issue,	1/07 at 102.00	AA	893,064
	Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)
1,665	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%, 7/01/29	7/07 at 102.00	AAA	1,725,456
	(Alternative Minimum Tax) - MBIA Insured
270	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	11/05 at 102.00	Aaa	275,670
	1994-3, 7.600%, 11/01/26 (Alternative Minimum Tax)
290	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	5/06 at 105.00	Aaa	296,029
	1996-1, 7.450%, 5/01/27 (Alternative Minimum Tax)

	Long-Term Care - 1.9% (1.2% of Total Investments)
1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult	11/06 at 102.00	BBB+	1,806,017
	Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20
	St. John's County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,225,305
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,662,906

	Materials - 2.4% (1.6% of Total Investments)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	6,023,160
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

	Tax Obligation/General - 11.8% (7.8% of Total Investments)
1,920	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge	7/14 at 101.00	AAA	2,112,806
	Construction Bonds, Series 2004A, 5.250%, 7/01/19
9,230	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Bonds,	6/11 at 101.00	AAA	9,653,288
	Series 2001C, 5.125%, 6/01/31 - FGIC Insured
1,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,587,375
	Series 2002F, 5.000%, 6/01/22 - MBIA Insured
2,080	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 100.00	AAA	2,210,624
	Series 2003J, 5.000%, 6/01/21 - AMBAC Insured
8,000	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Refunding	6/12 at 100.00	AAA	8,792,560
	Bonds, Series 2002D, 5.375%, 6/01/16
	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation Bonds,
	Series 2004A:
3,510	5.000%, 6/01/19 - MBIA Insured	4/14 at 100.00	AAA	3,743,942
1,750	5.000%, 6/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,860,163

	Tax Obligation/Limited - 37.3% (24.7% of Total Investments)
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment
	Bonds, Commercial Project, Series 2002A:
2,330	5.250%, 5/01/16 - RAAI Insured	5/12 at 102.00	AA	2,503,003
1,700	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	1,838,023
5,625	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/18 -	7/14 at 100.00	AAA	6,137,438
	FSA Insured
1,665	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 - MBIA	10/14 at 100.00	AAA	1,762,070
	Insured
1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.000%, 10/01/21 - AMBAC	10/12 at 101.00	AAA	1,061,510
	Insured
1,280	Florida Intergovernmental Finance Commission, Capital Revenue Bonds, Daytona Beach Community	8/11 at 100.00	Aaa	1,349,069
	Redevelopment Agency, Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured
5,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Series 1996,	6/07 at 101.00	AAA	5,177,600
	5.375%, 6/01/27 (Alternative Minimum Tax) - MBIA Insured
1,685	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 - MBIA Insured	5/13 at 100.00	AAA	1,782,848
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986,	No Opt. Call	AAA	6,584,900
	7.650%, 7/01/16 - FGIC Insured
1,575	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%, 5/01/24 -	11/13 at 101.00	AAA	1,665,043
	AMBAC Insured
2,190	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	2,319,955
	10/01/25 - FGIC Insured
2,000	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series 2002,	10/12 at 100.00	AAA	2,115,600
	5.000%, 10/01/22 - FGIC Insured
5,015	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/21 -	10/13 at 100.00	AAA	5,491,024
	MBIA Insured
2,195	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA	2,328,039
	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Republic
	Drive-Universal Boulevard - I-4 Interchange Project, Series 2002:
1,375	5.125%, 4/01/19 - AMBAC Insured	4/12 at 100.00	AAA	1,485,261
1,495	5.125%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	1,600,188
1,225	5.125%, 4/01/21 - AMBAC Insured	4/12 at 100.00	AAA	1,311,191
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
3,460	5.000%, 4/01/18 - MBIA Insured	4/14 at 100.00	Aaa	3,708,601
3,660	5.000%, 4/01/21 - MBIA Insured	4/14 at 100.00	Aaa	3,882,308
2,000	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	Aaa	2,111,220
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park Project,	6/15 at 100.00	AAA	4,738,073
	Series 2005, 5.000%, 6/01/25 - AMBAC Insured
4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AAA	4,148,520
	8/01/28 - FSA Insured
2,560	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,697,165
	8/01/23 - FGIC Insured
	Pasco County School Board, Florida, Certificates of Participation, Series 2004A:
1,000	5.000%, 8/01/19 - AMBAC Insured	No Opt. Call	AAA	1,062,670
2,335	5.000%, 8/01/21 - AMBAC Insured	8/14 at 100.00	AAA	2,463,635
2,500	Polk County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/18 - FSA	10/14 at 100.00	AAA	2,754,375
	Insured
2,750	St. John's County, Florida, Transportation Improvement Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,901,278
	10/01/23 - AMBAC Insured
1,000	Sarasota County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/15 -	No Opt. Call	Aaa	1,093,990
	FGIC Insured
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds,
	Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 - MBIA Insured	No Opt. Call	AAA	1,474,013
2,585	5.750%, 10/01/25 - MBIA Insured	No Opt. Call	AAA	3,102,000
2,075	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	2,207,178
8,605	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/15 - FSA	10/12 at 100.00	AAA	9,495,445
	Insured

	Transportation - 23.2% (15.4% of Total Investments)
11,500	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26	10/11 at 101.00	AAA	12,030,725
	(Alternative Minimum Tax) - AMBAC Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 - AMBAC	10/14 at 100.00	AAA	2,258,919
	Insured
3,500	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 (Alternative Minimum	10/06 at 102.00	AAA	3,644,375
	Tax) - MBIA Insured
12,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1999A,	10/09 at 101.00	AAA	12,313,200
	5.125%, 10/01/28 (Alternative Minimum Tax) - FGIC Insured
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,171,920
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured
2,590	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/06 at 102.00	AAA	2,704,478
	1996A, 6.000%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured
2,090	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/19 -	10/14 at 100.00	AAA	2,239,351
	AMBAC Insured
1,750	Miami-Dade County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	10/09 at 101.00	AAA	1,915,900
	Airis Miami II LLC - Miami International Airport, Series 1999, 6.000%, 10/15/25 (Alternative
	Minimum Tax) - AMBAC Insured
5,390	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	5,935,252
	5.750%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
4,135	5.000%, 7/01/19 - FGIC Insured	7/14 at 100.00	AAA	4,417,090
6,690	5.000%, 7/01/20 - FGIC Insured	7/14 at 100.00	AAA	7,121,037

	U.S. Guaranteed *** - 13.1% (8.7% of Total Investments)
7,225	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 0.000%, 10/01/20	10/08 at 48.83	AAA	3,201,759
	(Pre-refunded to 10/01/08) - AMBAC Insured
20,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	11/09 at 101.00	AAA	22,232,400
	Series 1999A-2, 6.000%, 11/15/31 (Pre-refunded to 11/15/09)
3,500	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/06 at 102.00	AAA	3,671,430
	1996B, 5.875%, 10/01/23 (Pre-refunded to 10/01/06) - FGIC Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	4,207,209
	6.000%, 10/01/19 - MBIA Insured

	Utilities - 14.0% (9.3% of Total Investments)
4,330	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds,	10/12 at 100.00	Baa2	4,568,063
	Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
1,050	Jacksonville Beach, Florida, Utility Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/17 - AMBAC	10/10 at 100.00	Aaa	1,119,972
	Insured
4,250	Lakeland, Florida, Energy System Revenue Refunding Bonds, Series 1999C, 6.050%, 10/01/11 - FGIC	No Opt. Call	AAA	4,842,068
	Insured
7,345	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2001,	10/11 at 101.00	Aa1	8,028,379
	5.250%, 10/01/18
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2002C,	10/12 at 100.00	Aa1	5,466,200
	5.250%, 10/01/18
5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 1992,	No Opt. Call	Aa1	5,610,550
	6.000%, 10/01/10
5,550	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	5,908,641
	Insured

	Water and Sewer - 13.4% (8.9% of Total Investments)
3,310	Cocoa, Florida, Water and Sewerage System Revenue Refunding Bonds, Series 2003, 5.500%, 10/01/23 -	No Opt. Call	AAA	3,838,309
	AMBAC Insured
	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003:
2,000	5.000%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	2,133,700
3,390	5.000%, 10/01/21 - FSA Insured	10/13 at 100.00	Aaa	3,598,519
1,000	Jacksonville, Florida, Water and Sewer Revenue Bonds, United Water Florida Project, Series 1995,	2/06 at 102.00	AAA	1,022,380
	6.350%, 8/01/25 (Alternative Minimum Tax) - AMBAC Insured
1,525	Lee County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/20 -	10/13 at 100.00	Aaa	1,621,685
	MBIA Insured
8,300	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -	10/09 at 101.00	AAA	8,561,450
	FGIC Insured
1,175	Naples, Florida, Water and Sewer Revenue Bonds, Series 2002, 5.000%, 9/01/14	9/12 at 100.00	Aa2	1,272,760
2,060	Polk County, Florida, Utility System Revenue Bonds, Series 2003, 5.250%, 10/01/22 - FGIC Insured	10/13 at 100.00	Aaa	2,252,569
2,780	Riviera Beach, Palm Beach County, Florida, Water and Sewerage Revenue Bonds, Series 2004, 5.000%,	10/14 at 100.00	Aaa	2,925,060
	10/01/24 - FGIC Insured
2,275	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/27 - FGIC	10/15 at 100.00	AAA	2,406,199
	Insured
1,680	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	1,976,369
	6.000%, 10/01/19 - MBIA Insured
	Winter Springs, Florida, Water and Sewer Revenue Refunding Bonds, Series 2001:
700	5.250%, 4/01/16 - MBIA Insured	4/11 at 101.00	AAA	761,844
1,585	5.000%, 4/01/20 - MBIA Insured	4/11 at 101.00	AAA	1,681,224

$359,175	Total Long-Term Investments (cost $358,445,765) - 150.8%			381,916,286

	Other Assets Less Liabilities - 1.3%			3,422,617

	Preferred Shares, at Liquidation Value - (52.1)%			(132,000,000)

	Net Assets Applicable to Common Shares - 100%			$253,338,903

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $358,183,494 .

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$24,105,418
Depreciation	(372,626)

Net unrealized appreciation of investments	$23,732,792

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.